Business Combination - Summary Of Purchase Price Allocation (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Jan. 01, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Business Combination
Goodwill	¥ 65,481	$ 9,223	¥ 65,481		¥ 66,753
2022 Acquisitions
Business Combination
Purchase consideration				¥ 5,000
Cash				272
Accounts receivable				5,836
Customer relationships				1,400
Accrued expenses and other current liabilities				(2,804)
Non-controlling interests				(3,314)
Goodwill				3,610
Shenyang Sen Xin, Panjin Sen Xin and Anshan Sen Rui [Member]
Business Combination
Goodwill				¥ 3,610